Intangible Assets - Schedule of Other Intangibles (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 482	£ 397
Additions	205	213
Disposals		(7)
Charge	(116)	(76)
Impairment	(32)	(45)
Ending balance	539	482
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	760	601
Additions	205	213
Disposals	(3)	(54)
Ending balance	962	760
Accumulate Amortisation / Impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(278)	(204)
Disposals	3	47
Charge	(116)	(76)
Impairment	(32)	(45)
Ending balance	£ (423)	£ (278)